UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06718

BNY Mellon Investment Funds VII, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	7/31
Date of reporting period:	01/31/2024

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Short Term Income Fund

SEMI-ANNUAL REPORT January 31, 2024

IMPORTANT NOTICE – UPCOMING CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Beginning in July 2024, Reports will be streamlined to highlight key information. Certain information currently included in Reports, including financial statements, will no longer appear in the Reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.

If you previously elected to receive the fund’s Reports electronically, you will continue to do so. Otherwise, you will receive paper copies of the fund’s re-designed Reports by USPS mail in the future. If you would like to receive the fund’s Reports (and/or other communications) electronically instead of by mail, please contact your financial advisor or, if you are a direct investor, please log into your mutual fund account at www.bnymellonim.com/us and select “E-Delivery” under the Profile page. You must be registered for online account access before you can enroll in E-Delivery.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from August 1, 2023, through January 31, 2024, as provided by David Bowser, CFA, Scott Zaleski, CFA and James DiChiaro, portfolio managers at Insight North America LLC (INA), an affiliate of BNY Mellon Investment Adviser, Inc.

Market and Fund Performance Overview

For the six-month period ended January 31, 2024, BNY Mellon Short Term Income Fund’s Class A shares produced a total return of 3.94%, Class D shares produced a total return of 3.96%, Class I shares produced a total return of 4.07% and Class Y shares produced a total return of 4.06%.1 In comparison, the fund’s benchmark, the ICE BofA 1–5 Year U.S. Corporate/Government Index (the “Index”), produced a total return of 3.62% for the same period.2

Bond prices generally gained ground during the reporting period as inflation moderated and the U.S. Federal Reserve (the “Fed”) paused its rate hiking cycle. The fund outperformed the Index due to overweight exposure to spread assets and underweight exposure to Treasury securities.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income. To pursue its goal, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities of U.S. or foreign issuers rated investment grade or the unrated equivalent, as determined by the fund's sub-adviser. This may include U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, inflation-indexed securities, asset-backed securities, mortgage-related securities (including collateralized mortgage obligations), floating-rate loans (limited to up to 20% of the fund’s net assets) and other floating-rate securities and foreign bonds. Typically, the fund’s portfolio can be expected to have an average effective maturity and an average effective duration of three years or less.

For additional yield, the fund may invest up to 35% of its assets in fixed-income securities rated below investment grade (“high yield” or “junk” bonds) to as low as Caa/CCC or the unrated equivalent, as determined by the fund's sub-adviser. The fund will focus primarily on U.S. securities but may invest up to 30% of its total assets in fixed-income securities of foreign issuers, including those securities denominated in foreign currencies and of issuers in emerging markets.

Inflation and Interest Rates Drive Bond Markets

Inflationary pressures moderated during the reporting period, with core inflation—excluding the volatile food and energy sectors—falling from 4.41% in August 2023 to 3.87% in January 2024, down substantially from the recent high of 6.64% set in September 2022 but still above the Fed’s target of 2%. In response, the Fed stopped raising the federal funds rate, which had climbed from near zero in early 2022 to 5.25%–5.50% as of July 2023. The market reacted by buying fixed-income assets, driving rates lower and prices higher. The positive trend accelerated in late 2023 and early 2024 after the Fed confirmed a shift in its previously hawkish posture, forecasting a possibility of rate cuts in 2024. At the same time, U.S. economic growth remained surprisingly robust, supported by healthy levels of job creation and resurgent consumer confidence. Risk assets led the fixed-income rally, scoring particularly strong gains in December 2023 and January 2024.

Overweight Exposure to Spread Assets Bolster Fund Performance

The fund was well positioned to benefit from the rally in spread products seen during the reporting period, with the strongest returns driven by overweight exposure to corporate bonds rated BBB and BB and underweight exposure to Treasury securities. Among corporates, bank holdings outperformed by the greatest margin, primarily due to gains from securities lower in the capital structure, including perpetuals and Tier 2 debt issued by large money center banks, which more than made up for the weaker relative performance of higher-quality credits from many of the same issuers. Energy sector holdings contributed positively as well, driven primarily by investment-grade credits issued by midstream pipeline companies, and by high yield and emerging-markets energy holdings. The gaming industry also bolstered relative performance, led by high yield Asian credits, which benefited from the resurgence in post-pandemic Chinese travel. On the negative side, the fund’s slightly underweight duration position relative to the Index detracted from performance, as did holdings of higher-quality issues, most notably in the asset-backed and commercial mortgage-backed spaces.

During the period, derivatives were used to align the fund’s interest rate position with the Index. These positions had little net impact on the fund’s relative performance.

Positioned for a Favorable Economic Backdrop

As of January 31, 2024, market and economic conditions appear generally favorable for the fixed-income asset class, given stable and potentially declining interest rates, attractive yields, modest but positive economic growth and easing inflationary pressures. We expect to see a continuation of these trends in the coming months, with economic growth remaining constrained but positive, and inflation continuing to approach the Fed’s target. Economic indicators appear healthy, including improving global Purchasing Managers’ Indexes, usually seen as a positive sign for risk assets, as well as strong corporate balance sheets. While consumers are coming under increasing pressure as savings rates decline and debt rises, overall debt-to-household-income ratios remain below pre-pandemic levels. Strong job creation figures point to the ongoing ability of consumers to pay their debts, underpinning the fundamentals of asset-backed securities, as well as financials and banking credits.

Given these conditions, we expect to maintain the fund’s overweight exposure to spread products, particularly among structured assets where valuations for overall ratings and duration appears attractive. As valuations for high yield securities rise, we may seek to swap some of the fund’s positions into higher-quality names where relative valuations appear more attractive. At the same time, we expect to remain broadly focused on high yield, emphasizing income at the front end of the yield curve, while prepared to reallocate assets further out the curve if and when spreads widen and short-term rates

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

fall. We will continue to take a bottom-up approach to finding opportunities in spread products with attractive valuations relative to fundamentals.

February 15, 2024

1  Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment returns fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through December 1, 2024, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower.

2  Source: Lipper Inc. — The ICE BofA 1-5 Year U.S. Corporate/Government Index tracks the performance of U.S. dollar-denominated, investment-grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities, including all securities with a remaining term to final maturity of less than five years. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. The fixed-income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Short Term Income Fund from August 1, 2023 to January 31, 2024. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended January 31, 2024

	Class A	Class D	Class I	Class Y
Expenses paid per $1,000†	$3.08	$2.87	$2.00	$1.85
Ending value (after expenses)	$1,039.40	$1,039.60	$1,040.70	$1,040.60

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended January 31, 2024

	Class A	Class D	Class I	Class Y
Expenses paid per $1,000†	$3.05	$2.85	$1.98	$1.83
Ending value (after expenses)	$1,022.12	$1,022.32	$1,023.18	$1,023.33
†

Expenses are equal to the fund’s annualized expense ratio of .60% for Class A, .56% for Class D, .39% for Class I and .36% for Class Y, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

January 31, 2024 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.2%
Aerospace & Defense - 1.3%
Rolls-Royce PLC, Gtd. Notes		5.75	10/15/2027	470,000	[b]	470,697
The Boeing Company, Sr. Unscd. Notes		2.20	2/4/2026	786,000		740,471
TransDigm, Inc., Sr. Scd. Notes		6.75	8/15/2028	52,000	[b]	52,916
					1,264,084
Agriculture - .5%
Philip Morris International, Inc., Sr. Unscd. Notes		0.88	5/1/2026	512,000		470,974
Airlines - .1%
Air Canada, Sr. Scd. Notes		3.88	8/15/2026	128,000	[b]	121,876
Asset-Backed Certificates - 9.5%
AMSR Trust, Ser. 2023-SFR2, Cl. A		3.95	6/17/2040	555,000	[b]	531,010
Amur Equipment Finance Receivables XI LLC, Ser. 2022-2A, Cl. A2		5.30	6/21/2028	70,340	[b]	70,252
Auxilior Term Funding LLC, Ser. 2023-1A, Cl. A2		6.18	12/15/2028	100,000	[b]	100,944
CF Hippolyta Issuer LLC, Ser. 2020-1, Cl. A1		1.69	7/15/2060	346,289	[b]	323,089
CF Hippolyta Issuer LLC, Ser. 2021-1A, Cl. A1		1.53	3/15/2061	259,173	[b]	233,622
CLI Funding VI LLC, Ser. 2020-1A, Cl. A		2.08	9/18/2045	121,915	[b]	109,931
CLI Funding VI LLC, Ser. 2020-3A, Cl. A		2.07	10/18/2045	205,292	[b]	185,771
CNH Capital Canada Receivables Trust, Ser. 2021-1A, Cl. A2	CAD	1.00	11/16/2026	153,348	[b]	109,277
CyrusOne Data Centers Issuer I LLC, Ser. 2023-1A, Cl. B		5.45	4/20/2048	95,557	[b]	85,430
DataBank Issuer, Ser. 2021-1A, Cl. A2		2.06	2/27/2051	300,000	[b]	272,211
DataBank Issuer, Ser. 2021-2A, CI. A2		2.40	10/25/2051	350,000	[b]	310,486
DataBank Issuer, Ser. 2023-1A, Cl. A2		5.12	2/25/2053	270,000	[b]	252,431
Dell Equipment Finance Trust, Ser. 2023-1, Cl. A3		5.65	9/22/2028	310,000	[b]	312,509
Domino's Pizza Master Issuer LLC, Ser. 2021-1A, Cl. A2I		2.66	4/25/2051	218,813	[b]	196,481
Flexential Issuer, Ser. 2021-1A, Cl. A2		3.25	11/27/2051	305,000	[b]	276,920
Hilton Grand Vacations Trust, Ser. 2022-2A, CI. A		4.30	1/25/2037	67,247	[b]	65,717

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.2% (continued)
Asset-Backed Certificates - 9.5% (continued)
HPEFS Equipment Trust, Ser. 2021-2A, CI. C	0.88	9/20/2028	351,862	[b]	348,417
Marlette Funding Trust, Ser. 2022-3A, Cl. A	5.18	11/15/2032	22,364	[b]	22,309
MVW LLC, Ser. 2020-1A, Cl. A	1.74	10/20/2037	62,005	[b]	58,172
New Economy Assets Phase 1 Sponsor LLC, Ser. 2021-1, Cl. A1	1.91	10/20/2061	1,125,000	[b]	991,418
Octane Receivables Trust, Ser. 2023-1A, Cl. B	5.96	7/20/2029	300,000	[b]	301,450
Octane Receivables Trust, Ser. 2023-3A, Cl. A2	6.44	3/20/2029	285,000	[b]	287,945
OneMain Financial Issuance Trust, Ser. 2020-2A, Cl. A	1.75	9/14/2035	350,000	[b]	324,648
Purewest Funding LLC, Ser. 2021-1, Cl. A1	4.09	12/22/2036	220,983	[b]	213,209
Textainer Marine Containers VII Ltd., Ser. 2020-2A, CI. A	2.10	9/20/2045	392,013	[b]	357,425
Textainer Marine Containers VII Ltd., Ser. 2021-1A, Cl. A	1.68	2/20/2046	268,333	[b]	237,580
Tricon American Homes Trust, Ser. 2018-SFR1, Cl. A	3.53	5/17/2037	552,913	[b]	541,120
Tricon American Homes Trust, Ser. 2018-SFR1, Cl. C	4.04	5/17/2037	350,000	[b]	342,261
Trinity Rail Leasing LLC, Ser. 2020-2A, Cl. A1	1.83	11/19/2050	144,963	[b]	134,616
TRP LLC, Ser. 2021-1, Cl. A	2.07	6/19/2051	280,909	[b]	251,581
TRP LLC, Ser. 2021-2, Cl. A	2.15	6/19/2051	287,963	[b]	258,282
Vantage Data Centers Issuer LLC, Ser. 2021-1A, CI. A2	2.17	10/15/2046	250,000	[b]	226,380
Vantage Data Centers LLC, Ser. 2020-2A, CI. A2	1.99	9/15/2045	414,000	[b]	359,631
Verizon Master Trust, Ser. 2021-1, Cl. C	0.89	5/20/2027	500,000		492,072
Verizon Master Trust, Ser. 2024-1, Cl. C	5.49	12/20/2028	386,000		388,984
				9,573,581
Asset-Backed Certificates/Auto Receivables - 12.5%
AmeriCredit Automobile Receivables Trust, Ser. 2020-1, Cl. C	1.59	10/20/2025	99,293		98,697
AmeriCredit Automobile Receivables Trust, Ser. 2022-2, Cl. B	4.81	4/18/2028	214,000		212,905
AmeriCredit Automobile Receivables Trust, Ser. 2023-2, Cl. A2	6.19	4/19/2027	330,000		331,382

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.2% (continued)
Asset-Backed Certificates/Auto Receivables - 12.5% (continued)
Avis Budget Rental Car Funding AESOP LLC, Ser. 2020-1A, Cl. A		2.33	8/20/2026	240,000	[b]	230,859
Avis Budget Rental Car Funding AESOP LLC, Ser. 2023-3A, Cl. A		5.44	2/22/2028	385,000	[b]	388,966
BMW Canada Auto Trust, Ser. 2021-1A, Cl. A3	CAD	0.76	12/20/2025	114,293	[b]	84,807
BMW Vehicle Lease Trust, Ser.2023-1, CI. A3		5.16	11/25/2025	56,000		55,926
Capital One Prime Auto Receivables Trust, Ser. 2022-2, CI. A3		3.66	5/17/2027	302,000		297,110
CarMax Auto Owner Trust, Ser. 2021-3, Cl. C		1.25	5/17/2027	500,000		467,429
Carvana Auto Receivables Trust, Ser. 2020-P1, Cl. C		1.32	11/9/2026	425,000		393,665
Carvana Auto Receivables Trust, Ser. 2021-N1, Cl. C		1.30	1/10/2028	233,588		221,351
Carvana Auto Receivables Trust, Ser. 2021-N2, Cl. C		1.07	3/10/2028	102,966		96,753
Carvana Auto Receivables Trust, Ser. 2021-P1, Cl. B		1.19	1/11/2027	230,000		212,970
Carvana Auto Receivables Trust, Ser. 2021-P4, Cl. B		1.98	2/10/2028	125,000		113,308
Carvana Auto Receivables Trust, Ser. 2022-P3, CI. C		5.54	11/10/2028	238,000		235,360
Carvana Auto Receivables Trust, Ser. 2023-P4, Cl. A2		6.23	1/11/2027	344,475	[b]	345,578
Chesapeake Funding II LLC, Ser. 2023-2A, Cl.A1		6.16	10/15/2035	93,238	[b]	94,177
Citizens Auto Receivables Trust, Ser. 2023-2, Cl. A2A		6.09	10/15/2026	145,000	[b]	145,525
Citizens Auto Receivables Trust, Ser. 2024-1, Cl. A3		5.11	4/17/2028	101,000	[b]	101,486
CPS Auto Receivables Trust, Ser. 2021-D, Cl. B		1.09	10/15/2027	60,893	[b]	60,769
Enterprise Fleet Financing LLC, Ser. 2022-3, CI. A2		4.38	7/20/2029	70,528	[b]	69,935
Exeter Automobile Receivables Trust, Ser. 2021-2A, Cl. C		0.98	6/15/2026	155,009		153,292
Exeter Automobile Receivables Trust, Ser. 2022-3A, Cl. B		4.86	12/15/2026	254,000		253,083
Exeter Automobile Receivables Trust, Ser. 2023-4A, Cl. B		6.31	10/15/2027	250,000		252,605
Ford Auto Securitization Trust, Ser. 2020-AA, Cl. B	CAD	1.87	6/15/2026	450,000	[b]	321,381
Ford Auto Securitization Trust II, Ser. 2022-AA, Cl. A3	CAD	5.40	9/15/2028	626,000	[b]	468,845

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.2% (continued)
Asset-Backed Certificates/Auto Receivables - 12.5% (continued)
Ford Credit Auto Owner Trust, Ser. 2018-1, Cl. C	3.49	7/15/2031	100,000	[b]	97,656
Ford Credit Auto Owner Trust, Ser. 2020-2, Cl. B	1.49	4/15/2033	375,000	[b]	350,897
Ford Credit Auto Owner Trust, Ser. 2021-1, Cl. C	1.91	10/17/2033	202,000	[b]	186,503
Ford Credit Auto Owner Trust, Ser. 2022-C, CI. C	5.22	3/15/2030	325,000		326,533
GM Financial Automobile Leasing Trust, Ser. 2021-3, Cl. B	0.76	7/21/2025	500,000		496,371
GM Financial Consumer Automobile Receivables Trust, Ser. 2020-4, Cl. B	0.73	3/16/2026	300,000		291,643
GM Financial Consumer Automobile Receivables Trust, Ser. 2022-1, CI. C	1.94	4/17/2028	170,000		158,640
Hertz Vehicle Financing LLC, Ser. 2021-1A, CI. A	1.21	12/26/2025	650,000	[b]	630,883
Hyundai Auto Receivables Trust, Ser. 2022-C, CI. A4	5.52	10/16/2028	333,000		339,831
OSCAR US Funding XIII LLC, Ser. 2021-2A, Cl. A4	1.27	9/11/2028	600,000	[b]	569,368
PenFed Auto Receivables Owner Trust, Ser. 2022-A, CI. C	4.83	12/15/2028	1,000,000	[b]	985,577
Santander Consumer Auto Receivables Trust, Ser. 2020-BA, Cl. C	1.29	4/15/2026	104,879	[b]	104,263
Santander Drive Auto Receivables Trust, Ser. 2021-4, CI. C	1.26	2/16/2027	232,699		228,365
Santander Drive Auto Receivables Trust, Ser. 2022-5, CI. C	4.74	10/16/2028	306,000		303,555
Santander Drive Auto Receivables Trust, Ser. 2024-1, Cl. B	5.23	12/15/2028	67,000		67,459
SFS Auto Receivables Securitization Trust, Ser. 2024-1A, Cl. A3	4.95	5/21/2029	78,000	[b]	78,365
SFS Auto Receivables Securitization Trust, Ser.2023-1A, CI. A2A	5.89	3/22/2027	104,511	[b]	104,785
SFS Auto Receivables Securitization Trust, Ser.2023-1A, CI. A3	5.47	10/20/2028	205,000	[b]	207,561
Tesla Electric Vehicle Trust, Ser. 2023-1, Cl. A3	5.38	6/20/2028	87,000	[b]	88,057
Toyota Auto Receivables Owner Trust, Ser. 2022-D, CI. A3	5.30	9/15/2027	514,000		517,994
US Bank NA, Ser. 2023-1, Cl. B	6.79	8/25/2032	232,539	[b]	234,145
Volkswagen Auto Lease Trust, Ser. 2022-A, Cl. A3	3.44	7/21/2025	91,235		90,573

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.2% (continued)
Asset-Backed Certificates/Auto Receivables - 12.5% (continued)
Westlake Automobile Receivables Trust, Ser. 2021-1A, Cl. C	0.95	3/16/2026	195,367	[b]	193,992
Wheels Fleet Lease Funding 1 LLC, Ser. 2022-1A, Cl. A	2.47	10/18/2036	113,478	[b]	112,013
World Omni Auto Receivables Trust, Ser. 2023-A, Cl. A3	4.83	5/15/2028	101,000		100,790
				12,573,983
Asset-Backed Certificates/Credit Cards - .0%
Synchrony Card Funding LLC, Ser. 2023-A1, CI. A	5.54	7/15/2029	47,000		47,883
Automobiles & Components - 2.3%
Daimler Truck Finance North America LLC, Gtd. Notes	5.00	1/15/2027	500,000	[b]	502,971
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	2.30	2/10/2025	290,000		280,004
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.35	2/26/2027	400,000		370,405
Mercedes-Benz Finance North America LLC, Gtd. Notes	0.75	3/1/2024	650,000	[b]	647,430
Stellantis Finance US, Inc., Gtd. Notes	1.71	1/29/2027	530,000	[b]	485,849
				2,286,659
Banks - 11.0%
Banco Santander Mexico SA, Sr. Unscd. Notes	5.38	4/17/2025	200,000	[b]	199,210
Banco Santander SA, Sr. Notes	1.85	3/25/2026	600,000		559,782
Banco Santander SA, Sr. Notes	5.59	8/8/2028	400,000		407,421
Bank of America Corp., Jr. Sub. Notes, Ser. JJ	5.13	6/20/2024	192,000	[c]	190,746
Bank of America Corp., Jr. Sub. Notes, Ser. X	6.25	9/5/2024	196,000	[c]	195,733
Bank of America Corp., Sr. Unscd. Notes	0.98	9/25/2025	964,000		935,430
Barclays PLC, Sr. Unscd. Notes	3.93	5/7/2025	300,000		298,581
BNP Paribas SA, Sr. Notes	2.22	6/9/2026	325,000	[b]	311,558
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes	3.30	4/7/2025	650,000		636,791
Citigroup, Inc., Jr. Sub. Bonds, Ser. W	4.00	12/10/2025	363,000	[c]	340,112
Citizens Bank NA/Providence RI, Sr. Unscd. Notes	6.06	10/24/2025	750,000		747,887
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.84	1/23/2030	63,000		63,460
Credit Agricole SA, Sub. Notes	4.38	3/17/2025	600,000		591,934
ING Groep NV, Sr. Unscd. Notes	3.55	4/9/2024	280,000		278,993
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. FF	5.00	8/1/2024	614,000	[c]	608,683

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.2% (continued)
Banks - 11.0% (continued)
JPMorgan Chase & Co., Sub. Notes	5.72	9/14/2033	700,000	[d]	721,732
Morgan Stanley, Sr. Unscd. Notes	5.12	2/1/2029	462,000		463,884
Morgan Stanley, Sr. Unscd. Notes	6.14	10/16/2026	300,000		305,799
Santander Holdings USA, Inc., Sr. Unscd. Notes	6.50	3/9/2029	139,000		143,969
State Street Corp., Jr. Sub. Notes, Ser. I	6.70	3/15/2029	121,000	[c]	121,000
Synovus Bank/Columbus GA, Sr. Unscd. Notes	5.63	2/15/2028	300,000		294,571
The Goldman Sachs Group, Inc., Jr. Sub. Notes, Ser. T	3.80	5/10/2026	350,000	[c]	318,617
The Goldman Sachs Group, Inc., Sr. Unscd. Notes, (3 Month SOFR +0.49%)	5.84	10/21/2024	660,000	[e]	660,403
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.67	10/28/2025	379,000		378,938
The Toronto-Dominion Bank, Sr. Unscd. Notes	5.53	7/17/2026	361,000		367,580
Truist Financial Corp., Sr. Unscd. Notes	1.27	3/2/2027	513,000		472,862
UBS Group AG, Sr. Unscd. Notes	6.37	7/15/2026	350,000	[b]	354,081
Wells Fargo & Co., Sr. Unscd. Notes	5.20	1/23/2030	133,000		134,075
				11,103,832
Beverage Products - .4%
Bacardi Ltd./Bacardi-Martini BV, Sr. Unscd. Notes	5.25	1/15/2029	380,000	[b]	381,774
Chemicals - .8%
Celanese US Holdings LLC, Gtd. Notes	6.17	7/15/2027	200,000		205,017
MEGlobal Canada ULC, Gtd. Notes	5.00	5/18/2025	300,000		296,638
SNF Group SACA, Sr. Unscd. Notes	3.13	3/15/2027	250,000	[b]	231,771
The Sherwin-Williams Company, Sr. Unscd. Notes	4.05	8/8/2024	48,000		47,674
				781,100
Collateralized Loan Obligations Debt - 7.1%
Antares Ltd. CLO, Ser. 2020-1A, Cl. A1R, (3 Month TSFR +1.72%)	7.04	10/23/2033	350,000	[b,e]	347,434
Arbor Realty Commercial Real Estate Notes Ltd. CLO, Ser. 2021-FL4, Cl. A, (1 Month TSFR +1.46%)	6.80	11/15/2036	365,000	[b,e]	363,007
Bain Capital Credit Ltd. CLO, Ser. 2020-3A, Cl. A1R, (3 Month TSFR +1.42%)	6.74	10/23/2034	360,000	[b,e]	360,608
Ballyrock Ltd. CLO, Ser. 2020-2A, Cl. A1R, (3 Month TSFR +1.27%)	6.59	10/20/2031	268,272	[b,e]	268,346

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.2% (continued)
Collateralized Loan Obligations Debt - 7.1% (continued)
Carlyle US Ltd. CLO, Ser. 2017-1A, Cl. A1R, (3 Month TSFR +1.26%)	6.58	4/20/2031	400,619	[b,e]	401,122
Cent 21 Ltd. CLO, Ser. 2014-21A, Cl. A1R3, (3 Month TSFR +1.23%)	6.55	7/27/2030	149,312	[b,e]	149,341
Columbia Cent 30 Ltd. CLO, Ser. 2020-30A, Cl. A1, (3 Month TSFR +1.57%)	6.89	1/20/2034	330,000	[b,e]	330,105
Dryden 41 Senior Loan Fund CLO, Ser. 2015-41A, Cl. AR, (3 Month TSFR +1.23%)	6.55	4/15/2031	237,013	[b,e]	237,275
Dryden 83 Ltd. CLO, Ser. 2020-83A, Cl. B, (3 Month TSFR +1.86%)	7.16	1/18/2032	600,000	[b,e]	597,371
Madison Park Funding XXVII Ltd. CLO, Ser. 2018-27A, Cl. A1A, (3 Month TSFR +1.29%)	6.61	4/20/2030	293,749	[b,e]	293,889
Madison Park Funding XXX Ltd. CLO, Ser. 2018-30A, Cl. A, (3 Month TSFR +1.01%)	6.33	4/15/2029	322,798	[b,e]	322,798
Magnetite XIX Ltd. CLO, Ser. 2017-19A, Cl. AR, (3 Month TSFR +1.31%)	6.63	4/17/2034	325,000	[b,e]	325,201
Magnetite XVII Ltd. CLO, Ser. 2016-17A, Cl. AR, (3 Month TSFR +1.36%)	6.68	7/20/2031	318,171	[b,e]	318,752
MF1 Ltd. CLO, Ser. 2021-FL7, CI. AS, (1 Month TSFR +1.56%)	6.90	10/16/2036	500,000	[b,e]	487,059
MF1 Ltd. CLO, Ser. 2022-FL8, CI. AS, (1 Month TSFR +1.75%)	7.09	2/19/2037	375,000	[b,e]	370,086
Neuberger Berman Loan Advisers 40 Ltd. CLO, Ser. 2021-40A, Cl. B, (3 Month TSFR +1.66%)	6.98	4/16/2033	400,000	[b,e]	396,043
RIN IV Ltd. CLO, Ser. 2021-1A, CI. A, (3 Month TSFR +1.56%)	6.88	4/20/2033	250,000	[b,e]	246,598
Symphony XV Ltd. CLO, Ser. 2014-15A, Cl. BR3, (3 Month TSFR +1.81%)	7.13	1/17/2032	550,000	[b,e]	543,794
Symphony XXIV Ltd. CLO, Ser. 2020-24A, Cl. A, (3 Month TSFR +1.46%)	6.78	1/23/2032	300,000	[b,e]	300,294
TPRK CLO, Ser. 2021-1A, CI. A1, (3 Month TSFR +1.26%)	6.58	4/15/2034	350,000	[b,e]	350,066
Voya Ltd. CLO, Ser. 2019-1A, Cl. AR, (3 Month TSFR +1.32%)	6.64	4/15/2031	117,086	[b,e]	117,140
				7,126,329
Commercial & Professional Services - 1.0%
Adani Ports & Special Economic Zone Ltd., Sr. Unscd. Notes	3.38	7/24/2024	600,000	[b]	593,099

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.2% (continued)
Commercial & Professional Services - 1.0% (continued)
Adani Ports & Special Economic Zone Ltd., Sr. Unscd. Notes	4.20	8/4/2027	400,000	[b]	369,152
				962,251
Commercial Mortgage Pass-Through Certificates - 6.6%
American Homes 4 Rent Trust, Ser. 2014-SFR3, Cl. A	3.68	12/17/2036	269,420	[b]	264,988
BRAVO Residential Funding Trust, Ser. 2023-NQM5, Cl. A2	6.86	6/25/2063	142,197	[b]	143,803
BSREP, Ser. 2021-DC, Cl. C, (1 Month TSFR +1.66%)	7.00	8/15/2038	473,853	[b,e]	386,215
BXHPP Trust, Ser. 2021-FILM, Cl. B, (1 Month TSFR +1.01%)	6.35	8/15/2036	450,000	[b,e]	424,457
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A, (1 Month TSFR +1.37%)	6.70	12/15/2037	500,000	[b,e]	500,299
CGDB Commercial Mortgage Trust, Ser. 2019-MOB, Cl. B, (1 Month TSFR +1.36%)	6.70	11/15/2036	675,000	[b,e]	651,812
Citigroup Commercial Mortgage Trust, Ser. 2014-GC25, Cl. B	4.35	10/10/2047	270,000		253,871
COLT Mortgage Loan Trust, Ser. 2023-3, Cl. A2	7.43	9/25/2068	136,053	[b]	138,946
CSAIL Commercial Mortgage Trust, Ser. 2015-C1, Cl. A3	3.24	4/15/2050	465,181		456,603
GS Mortgage Securities Corp. Trust, Ser. 2019-70P, Cl. B, (1 Month TSFR +1.68%)	7.02	10/15/2036	560,000	[b,e]	534,439
Imperial Fund Mortgage Trust, Ser. 2023-NQM1, Cl. A3	7.16	2/25/2068	423,982	[b]	425,890
JPMBB Commercial Mortgage Securities Trust, Ser. 2015-C30, Cl. A4	3.55	7/15/2048	318,228		307,747
Natixis Commercial Mortgage Securities Trust, Ser. 2020-2PAC, Cl. A	2.97	12/15/2038	172,355	[b]	155,055
New Residential Mortgage Loan Trust, Ser. 2022-NQM1, CI. A1	2.28	4/25/2061	496,132	[b]	430,955
OBX Trust, Ser. 2023-NQM2, Cl. A1	6.32	1/25/2062	380,393	[b]	383,328
Towd Point Mortgage Trust, Ser. 2023-1, CI. A1	3.75	1/25/2063	96,731	[b]	92,279
Tricon American Homes Trust, Ser. 2019-SFR1, Cl. A	2.75	3/17/2038	321,057	[b]	305,936
Verus Securitization Trust, Ser. 2019-INV2, CI. A1	3.91	7/25/2059	101,096	[b]	97,109
Wells Fargo Commercial Mortgage Trust, Ser. 2015-C27, Cl. A4	3.19	2/15/2048	304,611		298,356

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.2% (continued)
Commercial Mortgage Pass-Through Certificates - 6.6% (continued)
Wells Fargo Commercial Mortgage Trust, Ser. 2020-C56, CI. A2	2.50	6/15/2053	300,000		284,030
Wells Fargo Commercial Mortgage Trust, Ser. 2021-SAVE, Cl. A, (1 Month TSFR +1.26%)	6.60	2/15/2040	114,529	[b,e]	111,879
				6,647,997
Consumer Discretionary - 2.2%
Caesars Entertainment, Inc., Sr. Scd. Notes	6.25	7/1/2025	500,000	[b]	502,020
Caesars Entertainment, Inc., Sr. Scd. Notes	7.00	2/15/2030	99,000	[b]	101,799
Caesars Entertainment, Inc., Sr. Unscd. Notes	8.13	7/1/2027	270,000	[b,d]	277,255
Lennar Corp., Gtd. Notes	4.50	4/30/2024	600,000		598,011
MGM China Holdings Ltd., Sr. Unscd. Notes	4.75	2/1/2027	200,000	[b]	186,860
Wynn Macau Ltd., Sr. Unscd. Notes	5.63	8/26/2028	600,000	[b,d]	558,796
				2,224,741
Diversified Financials - 3.6%
Aercap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	1.75	1/30/2026	700,000		652,278
Aercap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	2.45	10/29/2026	500,000		463,975
Air Lease Corp., Sr. Unscd. Notes	3.38	7/1/2025	625,000		606,384
Ally Financial, Inc., Sr. Unscd. Notes	4.75	6/9/2027	330,000	[d]	321,172
American Express Co., Sr. Unscd. Notes	6.34	10/30/2026	145,000		148,031
Capital One Financial Corp., Sub. Notes	4.20	10/29/2025	650,000		639,131
Discover Financial Services, Sr. Unscd. Notes	3.75	3/4/2025	450,000		441,075
MDGH GMTN RSC Ltd., Gtd. Notes	2.50	11/7/2024	320,000		312,580
Nasdaq, Inc., Sr. Unscd. Notes	5.35	6/28/2028	85,000		87,204
				3,671,830
Energy - 7.3%
Aker BP ASA, Sr. Unscd. Notes	3.00	1/15/2025	325,000	[b]	316,009
BP Capital Markets PLC, Gtd. Notes	4.38	6/22/2025	345,000	[c]	338,529
Cheniere Corpus Christi Holdings LLC, Sr. Scd. Notes	5.88	3/31/2025	585,000		586,719
CITGO Petroleum Corp., Sr. Scd. Notes	7.00	6/15/2025	716,000	[b]	716,425
CITGO Petroleum Corp., Sr. Scd. Notes	8.38	1/15/2029	14,000	[b]	14,557
Ecopetrol SA, Sr. Unscd. Notes	8.63	1/19/2029	107,000		113,239

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.2% (continued)
Energy - 7.3% (continued)
Enbridge, Inc., Gtd. Notes	1.60	10/4/2026	767,000		707,294
Enbridge, Inc., Gtd. Notes	2.50	1/15/2025	300,000		292,565
Energy Transfer LP, Sr. Unscd. Notes	2.90	5/15/2025	721,000		700,127
Energy Transfer LP, Sr. Unscd. Notes	5.55	2/15/2028	453,000		461,338
Enterprise Products Operating LLC, Gtd. Notes	5.05	1/10/2026	136,000		137,053
EQT Corp., Sr. Unscd. Notes	3.13	5/15/2026	500,000	[b]	475,576
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes	6.75	1/15/2027	116,000	[b]	115,595
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes	8.88	7/15/2028	113,000	[b]	118,761
ONEOK, Inc., Gtd. Notes	5.65	11/1/2028	82,000		84,681
Parkland Corp., Gtd. Notes	4.50	10/1/2029	210,000	[b]	193,307
Parkland Corp., Gtd. Notes	5.88	7/15/2027	875,000	[b]	868,990
Petroleos Mexicanos, Gtd. Notes	4.25	1/15/2025	1,000,000	[d]	978,677
Pioneer Natural Resources Co., Sr. Unscd. Notes	1.13	1/15/2026	150,000		140,017
				7,359,459
Food Products - .4%
MARB BondCo PLC, Gtd. Bonds	3.95	1/29/2031	260,000	[b]	208,219
US Foods, Inc., Gtd. Notes	6.88	9/15/2028	239,000	[b]	245,654
				453,873
Foreign Governmental - .5%
Hungary, Sr. Unscd. Notes	6.13	5/22/2028	200,000	[b]	206,117
Romania, Sr. Unscd. Notes	6.63	2/17/2028	300,000	[b]	311,272
				517,389
Health Care - 2.1%
AbbVie, Inc., Sr. Unscd. Notes	3.80	3/15/2025	450,000		444,313
Elevance Health, Inc., Sr. Unscd. Notes	5.35	10/15/2025	155,000		156,041
HCA, Inc., Gtd. Notes	5.38	2/1/2025	300,000		299,794
Royalty Pharma PLC, Gtd. Notes	1.20	9/2/2025	325,000		304,892
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.20	9/23/2026	300,000		288,756
Tenet Healthcare Corp., Sr. Scd. Notes	4.88	1/1/2026	300,000		297,584
Teva Pharmaceutical Finance Netherlands III BV, Gtd. Notes	3.15	10/1/2026	331,000		308,200
				2,099,580
Industrial - .9%
Benteler International AG, Sr. Scd. Notes	10.50	5/15/2028	500,000	[b,d]	533,971

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.2% (continued)
Industrial - .9% (continued)
TK Elevator US Newco, Inc., Sr. Scd. Notes		5.25	7/15/2027	400,000	[b]	386,153
					920,124
Insurance - 1.2%
Allianz SE, Jr. Sub. Bonds		3.20	10/30/2027	400,000	[b,c]	320,111
Berkshire Hathaway, Inc., Sr. Unscd. Notes	EUR	0.87	3/12/2025	875,000		911,252
					1,231,363
Materials - 2.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Scd. Notes		6.00	6/15/2027	500,000	[b,d]	494,867
Ball Corp., Gtd. Notes		5.25	7/1/2025	575,000		574,014
Berry Global, Inc., Sr. Scd. Notes		1.57	1/15/2026	175,000		163,450
Crown Americas LLC/Crown Americas Capital Corp. VI, Gtd. Notes		4.75	2/1/2026	190,000		186,202
Sealed Air Corp., Sr. Scd. Notes		1.57	10/15/2026	1,075,000	[b,d]	975,096
					2,393,629
Media - .0%
Univision Communications, Inc., Sr. Scd. Notes		8.00	8/15/2028	8,000	[b]	8,146
Metals & Mining - ..3%
Anglo American Capital PLC, Gtd. Notes		3.63	9/11/2024	300,000	[b]	296,123
Municipal Securities - .1%
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C		1.33	11/1/2025	75,000		70,816
Real Estate - 4.2%
Boston Properties LP, Sr. Unscd. Notes		3.80	2/1/2024	153,000		153,000
Brixmor Operating Partnership LP, Sr. Unscd. Notes		2.25	4/1/2028	355,000		318,752
Brixmor Operating Partnership LP, Sr. Unscd. Notes		3.85	2/1/2025	95,000		93,272
EPR Properties, Gtd. Notes		4.50	4/1/2025	196,000		192,607
Equinix, Inc., Sr. Unscd. Notes		1.00	9/15/2025	430,000		403,100
Extra Space Storage LP, Gtd. Notes		5.70	4/1/2028	80,000		81,955
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes		5.38	4/15/2026	710,000		708,034
Kimco Realty OP LLC, Gtd. Notes		3.85	6/1/2025	235,000		229,589
Kite Realty Group LP, Sr. Unscd. Notes		4.00	10/1/2026	67,000		63,797

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.2% (continued)
Real Estate - 4.2% (continued)
Realty Income Corp., Sr. Unscd. Notes		5.05	1/13/2026	112,000		112,004
SBA Tower Trust, Asset Backed Notes		1.84	4/15/2027	500,000	[b]	444,489
SBA Tower Trust, Asset Backed Notes		1.88	1/15/2026	275,000	[b]	255,870
SBA Tower Trust, Asset Backed Notes		2.84	1/15/2025	650,000	[b]	629,554
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes		3.50	2/15/2025	225,000	[b]	219,651
WPC Eurobond BV, Gtd. Notes	EUR	1.35	4/15/2028	300,000		294,887
					4,200,561
Retailing - 1.1%
7-Eleven, Inc., Sr. Unscd. Notes		0.80	2/10/2024	500,000	[b]	499,155
Autozone, Inc., Sr. Unscd. Notes		3.63	4/15/2025	300,000		295,158
CK Hutchison Europe Finance 18 Ltd., Gtd. Bonds	EUR	1.25	4/13/2025	300,000		313,648
					1,107,961
Semiconductors & Semiconductor Equipment - .3%
Intel Corp., Sr. Unscd. Notes		4.88	2/10/2028	104,000		105,442
TSMC Arizona Corp., Gtd. Notes		1.75	10/25/2026	240,000		221,891
					327,333
Supranational Bank - .3%
The African Export-Import Bank, Sr. Unscd. Notes		4.13	6/20/2024	300,000		297,712
Technology Hardware & Equipment - .5%
Hewlett Packard Enterprise Co., Sr. Unscd. Notes		1.45	4/1/2024	300,000		297,879
Kyndryl Holdings, Inc., Sr. Unscd. Notes		2.05	10/15/2026	258,000		236,447
					534,326
Telecommunication Services - 1.0%
Millicom International Cellular SA, Sr. Unscd. Notes		5.13	1/15/2028	180,000	[b]	168,735
T-Mobile USA, Inc., Gtd. Notes		2.25	2/15/2026	492,000		466,767
T-Mobile USA, Inc., Gtd. Notes		3.50	4/15/2025	300,000		294,169
T-Mobile USA, Inc., Gtd. Notes		4.95	3/15/2028	58,000		58,490
					988,161
Transportation - .4%
Canadian Pacific Railway Co., Gtd. Notes		1.35	12/2/2024	385,000		372,417
U.S. Government Agencies Collateralized Mortgage Obligations - 1.5%
Federal Home Loan Mortgage Corp., REMIC, Ser. 3541, Cl. KB		4.00	6/15/2024	7,232	[f]	7,200

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.2% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - 1.5% (continued)
Federal Home Loan Mortgage Corp., REMIC, Ser. 4091 Cl. KC	3.00	8/15/2040	44,787	[f]	43,440
Federal Home Loan Mortgage Corp., REMIC, Ser. 4838, Cl. VA	4.00	3/15/2036	288,123	[f]	283,425
Federal Home Loan Mortgage Corp., REMIC, Ser. 5050, Cl. XA	1.00	7/15/2039	388,412	[f]	351,439
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2020-3, Cl. TTU	2.50	5/25/2060	90,062	[f]	81,611
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2018-2, Cl. A1	3.50	11/25/2028	53,717	[f]	51,476
Federal National Mortgage Association, REMIC, Ser. 2013-16, Cl. GP	3.00	3/25/2033	39,840	[f]	38,658
Government National Mortgage Association, Ser. 2011-H23, Cl. HA	3.00	12/20/2061	5,238		4,977
Government National Mortgage Association, Ser. 2022-173, Cl. PQ	5.00	6/20/2051	643,926		641,327
				1,503,553
U.S. Government Agencies Collateralized Municipal-Backed Securities - .0%
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Ser. 2021-MN1, Cl. M1, (1 Month SOFR +2.00%)	7.34	1/25/2051	42,570	[b,e,f]	41,476
U.S. Government Agencies Mortgage-Backed - .1%
Federal Home Loan Mortgage Corp.:
2.50%, 7/1/2029			72,243	[f]	69,381
Government National Mortgage Association II:
7.00%, 12/20/2030-4/20/2031			1,608		1,695
7.50%, 11/20/2029-12/20/2030			1,382		1,423
				72,499
U.S. Treasury Securities - 10.0%
U.S. Treasury Floating Rate Notes, (3 Month USBMMY -0.08%)	5.20	4/30/2024	750,000	[e]	749,730
U.S. Treasury Notes	2.88	5/31/2025	850,000	[d]	832,369
U.S. Treasury Notes	3.13	8/31/2027	2,124,000		2,066,046
U.S. Treasury Notes	4.25	5/31/2025	600,000	[d]	598,008
U.S. Treasury Notes	4.25	10/15/2025	550,000		549,388
U.S. Treasury Notes	4.38	8/31/2028	2,803,200		2,860,140
U.S. Treasury Notes	4.50	11/30/2024	2,195,000		2,187,800
U.S. Treasury Notes	4.88	11/30/2025	225,000		227,360
				10,070,841

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.2% (continued)
Utilities - 5.7%
American Electric Power Co., Inc., Jr. Sub. Notes	2.03	3/15/2024	170,000		169,210
Constellation Energy Generation LLC, Sr. Unscd. Notes	5.60	3/1/2028	375,000		385,989
Dominion Energy, Inc., Sr. Unscd. Notes	3.90	10/1/2025	575,000		564,944
DTE Energy Co., Sr. Unscd. Notes	4.22	11/1/2024	207,000		204,871
Duke Energy Corp., Sr. Unscd. Notes	2.65	9/1/2026	494,000		469,834
Electricite de France SA, Sr. Unscd. Notes	5.70	5/23/2028	457,000	[b]	471,704
Enel Finance America LLC, Gtd. Notes	7.10	10/14/2027	200,000	[b]	213,864
Entergy Corp., Sr. Unscd. Notes	0.90	9/15/2025	500,000		468,398
Evergy Missouri West, Inc., First Mortgage Bonds	5.15	12/15/2027	855,000	[b]	863,286
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.26	9/1/2024	82,000		81,370
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.05	3/1/2025	62,000		62,541
NiSource, Inc., Sr. Unscd. Notes	5.25	3/30/2028	230,000		234,693
NRG Energy, Inc., Sr. Scd. Notes	2.00	12/2/2025	600,000	[b]	564,517
The AES Corp., Sr. Unscd. Notes	1.38	1/15/2026	300,000		278,426
The AES Corp., Sr. Unscd. Notes	3.30	7/15/2025	300,000	[b]	290,497
Xcel Energy, Inc., Sr. Unscd. Notes	1.75	3/15/2027	500,000		458,203
				5,782,347
Total Bonds and Notes (cost $102,110,381)			99,888,583
	1-Day Yield (%)		Shares
Investment Companies - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $245,266)	5.40		245,266	[g]	245,266

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned - 4.1%
Registered Investment Companies - 4.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,137,423)	5.40	4,137,423	[g] 4,137,423
Total Investments (cost $106,493,070)		103.5%	104,271,272
Liabilities, Less Cash and Receivables		(3.5%)	(3,564,916)
Net Assets		100.0%	100,706,356

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

TSFR—Term Secured Overnight Financing Rate Reference Rates

USBMMY—U.S. Treasury Bill Money Market Yield

CAD—Canadian Dollar

EUR—Euro

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, these securities were valued at $44,939,498 or 44.62% of net assets.

c Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

d Security, or portion thereof, on loan. At January 31, 2024, the value of the fund’s securities on loan was $5,750,216 and the value of the collateral was $5,932,942, consisting of cash collateral of $4,137,423 and U.S. Government & Agency securities valued at $1,795,519. In addition, the value of collateral may include pending sales that are also on loan.

e Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

f The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Asset Backed Securities	22.0
Financial	20.1
Government	10.9
Mortgage Securities	8.2
Energy	7.3
Collateralized Loan Obligations	7.1
Utilities	5.7
Consumer, Cyclical	5.7
Industrial	4.4
Investment Companies	4.3
Consumer, Non-cyclical	4.3
Basic Materials	1.1
Communications	1.0
Technology	.9
Diversified	.5
103.5

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 7/31/2023	Purchases ($)†	Sales ($)	Value ($) 1/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .2%	4,103,714	25,797,634	(29,656,082)	245,266	21,964
Investment of Cash Collateral for Securities Loaned - 4.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 4.1%	1,616,117	23,855,779	(21,334,473)	4,137,423	12,356	††
Total - 4.3%	5,719,831	49,653,413	(50,990,555)	4,382,689	34,320

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
U.S. Treasury 2 Year Notes	83	3/28/2024	16,959,775	17,069,469	109,694
U.S. Treasury 5 Year Notes	154	3/28/2024	16,400,297	16,692,157	291,860
Futures Short
Canadian 10 Year Bond	3	3/19/2024	265,177[a]	271,494	(6,317)
Euro-Bobl	2	3/7/2024	253,422[a]	256,191	(2,769)
Euro-Schatz	9	3/7/2024	1,029,860[a]	1,032,836	(2,976)
U.S. Treasury 10 Year Notes	8	3/19/2024	876,845	898,625	(21,780)
U.S. Treasury Ultra Long Bond	4	3/19/2024	484,055	516,875	(32,820)
Gross Unrealized Appreciation				401,554
Gross Unrealized Depreciation				(66,662)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
Goldman Sachs & Co. LLC
United States Dollar	957,655	Canadian Dollar	1,286,000	3/5/2024	707
HSBC Securities (USA) Inc.
United States Dollar	1,560,665	Euro	1,431,000	3/5/2024	11,872
Gross Unrealized Appreciation					12,579

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $5,750,216)—Note 1(c):
Unaffiliated issuers	102,110,381	99,888,583
Affiliated issuers	4,382,689	4,382,689
Cash denominated in foreign currency	97,483	97,195
Interest and securities lending income receivable		692,193
Cash collateral held by broker—Note 4		361,355
Receivable for futures variation margin—Note 4		102,321
Receivable for shares of Common Stock subscribed		87,211
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		12,579
Prepaid expenses		27,372
		105,651,498
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		35,130
Cash overdraft due to Custodian		43,473
Liability for securities on loan—Note 1(c)		4,137,423
Payable for shares of Common Stock redeemed		626,721
Directors’ fees and expenses payable		1,550
Other accrued expenses		100,845
		4,945,142
Net Assets ($)		100,706,356
Composition of Net Assets ($):
Paid-in capital		117,839,625
Total distributable earnings (loss)		(17,133,269)
Net Assets ($)		100,706,356

Net Asset Value Per Share	Class A	Class D	Class I	Class Y
Net Assets ($)	212,181	94,524,365	5,919,881	49,929
Shares Outstanding	22,033	9,782,421	612,129	5,165
Net Asset Value Per Share ($)	9.63	9.66	9.67	9.67

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2024 (Unaudited)

Investment Income ($):
Income:
Interest (net of $2,025 foreign taxes withheld at source)	1,892,536
Dividends from affiliated issuers	21,964
Income from securities lending—Note 1(c)	12,356
Total Income	1,926,856
Expenses:
Management fee—Note 3(a)	145,861
Shareholder servicing costs—Note 3(b)	135,382
Professional fees	50,652
Registration fees	33,013
Prospectus and shareholders’ reports	11,152
Chief Compliance Officer fees—Note 3(b)	10,445
Custodian fees—Note 3(b)	6,586
Directors’ fees and expenses—Note 3(c)	2,103
Loan commitment fees—Note 2	1,088
Miscellaneous	31,173
Total Expenses	427,455
Less—reduction in expenses due to undertaking—Note 3(a)	(140,425)
Less—reduction in fees due to earnings credits—Note 3(b)	(21,329)
Net Expenses	265,701
Net Investment Income	1,661,155
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(213,822)
Net realized gain (loss) on futures	(676,795)
Net realized gain (loss) on forward foreign currency exchange contracts	122,181
Net realized gain (loss) on swap agreements	(62,584)
Net Realized Gain (Loss)	(831,020)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	2,168,295
Net change in unrealized appreciation (depreciation) on futures	762,706
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(23,908)
Net change in unrealized appreciation (depreciation) on swap agreements	62,851
Net Change in Unrealized Appreciation (Depreciation)	2,969,944
Net Realized and Unrealized Gain (Loss) on Investments	2,138,924
Net Increase in Net Assets Resulting from Operations	3,800,079

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31, 2023
Operations ($):
Net investment income	1,661,155	3,047,685
Net realized gain (loss) on investments	(831,020)	(2,383,228)
Net change in unrealized appreciation (depreciation) on investments	2,969,944	411,141
Net Increase (Decrease) in Net Assets Resulting from Operations	3,800,079	1,075,598
Distributions ($):
Distributions to shareholders:
Class A	(6,111)	(18,047)
Class D	(1,725,086)	(3,093,566)
Class I	(120,629)	(193,281)
Class Y	(984)	(1,580)
Total Distributions	(1,852,810)	(3,306,474)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	5,260	226,776
Class D	12,004,883	11,841,130
Class I	561,440	1,950,379
Distributions reinvested:
Class A	4,984	16,585
Class D	1,474,067	2,698,909
Class I	119,644	191,698
Cost of shares redeemed:
Class A	(138,339)	(1,532,058)
Class D	(16,893,731)	(23,212,858)
Class I	(1,245,183)	(1,622,033)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(4,106,975)	(9,441,472)
Total Increase (Decrease) in Net Assets	(2,159,706)	(11,672,348)
Net Assets ($):
Beginning of Period	102,866,062	114,538,410
End of Period	100,706,356	102,866,062

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31, 2023
Capital Share Transactions (Shares):
Class A
Shares sold	561	24,093
Shares issued for distributions reinvested	526	1,758
Shares redeemed	(14,462)	(162,057)
Net Increase (Decrease) in Shares Outstanding	(13,375)	(136,206)
Class D
Shares sold	1,260,382	1,251,085
Shares issued for distributions reinvested	154,828	285,186
Shares redeemed	(1,779,329)	(2,466,779)
Net Increase (Decrease) in Shares Outstanding	(364,119)	(930,508)
Class I
Shares sold	58,240	205,274
Shares issued for distributions reinvested	12,569	20,231
Shares redeemed	(130,745)	(171,970)
Net Increase (Decrease) in Shares Outstanding	(59,936)	53,535

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	January 31, 2024	Year Ended July 31,
(Unaudited)		2023	2022[a]
Per Share Data ($):
Net asset value, beginning of period	9.44	9.64	9.67
Investment Operations:
Net investment income (loss)[b]	.16	.24	(.00)[c]
Net realized and unrealized gain (loss) on investments	.21	(.16)	.00[c]
Total from Investment Operations	.37	.08	.00[c]
Distributions:
Dividends from net investment income	(.18)	(.28)	(.03)
Net asset value, end of period	9.63	9.44	9.64
Total Return (%)[d]	3.94[e]	.76	.13[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96[f]	.94	1.17[f]
Ratio of net expenses to average net assets	.60[f]	.65	.65[f]
Ratio of net investment income (loss) to average net assets	3.36[f]	2.73	.(20)[f]
Portfolio Turnover Rate	17.84[e]	46.00	43.43
Net Assets, end of period ($ x 1,000)	212	334	1,655

a From May 6, 2022 (commencement of initial offering) to July 31, 2022.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Exclusive of sales charge.

e Not annualized.

f Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class D Shares	January 31, 2024	Year Ended July 31,
(Unaudited)		2023	2022[a]	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	9.47	9.65	10.35	10.38	10.16	10.10
Investment Operations:
Net investment income[b]	.16	.26	.14	.16	.22	.25
Net realized and unrealized gain (loss) on investments	.21	(.15)	(.67)	.02	.25	.10
Total from Investment Operations	.37	.11	(.53)	.18	.47	.35
Distributions:
Dividends from net investment income	(.18)	(.29)	(.16)	(.19)	(.25)	(.21)
Dividends from net realized gain on investments	-	-	(.01)	(.02)	-	(.08)
Total Distributions	(.18)	(.29)	(.17)	(.21)	(.25)	(.29)
Net asset value, end of period	9.66	9.47	9.65	10.35	10.38	10.16
Total Return (%)	3.96[c]	1.15	(5.15)	1.78	4.66	3.53
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.89[d]	.91	1.27	1.19	1.16	1.07
Ratio of net expenses to average net assets	.56[d]	.59	.64	.65	.65	.65
Ratio of net investment income to average net assets	3.41[d]	2.79	1.43	1.53	2.18	2.48
Portfolio Turnover Rate	17.84[c]	46.00	43.43	127.20[e]	98.18[e]	143.61
Net Assets, end of period ($ x 1,000)	94,524	96,111	106,861	131,395	129,876	137,065

a Effective May 6, 2022, Class P shares converted into Class D shares, terminate Class P shares as a separate class of shares.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

e The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended July 31, 2021 and 2020 were 112.23% and 84.31%, respectively.

See notes to financial statements.

Six Months Ended
Class I Shares	January 31, 2024	Year Ended July 31,
(Unaudited)		2023	2022[a]
Per Share Data ($):
Net asset value, beginning of period	9.48	9.66	9.67
Investment Operations:
Net investment income[b]	.17	.28	.00[c]
Net realized and unrealized gain (loss) on investments	.21	(.15)	.03
Total from Investment Operations	.38	.13	.03
Distributions:
Dividends from net investment income	(.19)	(.31)	(.04)
Net asset value, end of period	9.67	9.48	9.66
Total Return (%)	4.07[d]	1.36	.29[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.65[e]	.67	.95[e]
Ratio of net expenses to average net assets	.39[e]	.39	.40[e]
Ratio of net investment income to average net assets	3.57[e]	2.99	.20[e]
Portfolio Turnover Rate	17.84[d]	46.00	43.43
Net Assets, end of period ($ x 1,000)	5,920	6,372	5,973

a From May 6, 2022 (commencement of initial offering) to July 31, 2022.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Not annualized.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class Y Shares	January 31, 2024	Year Ended July 31,
(Unaudited)		2023	2022[a]
Per Share Data ($):
Net asset value, beginning of period	9.48	9.65	9.67
Investment Operations:
Net investment income[b]	.17	.28	.01
Net realized and unrealized gain (loss) on investments	.21	(.14)	.01
Total from Investment Operations	.38	.14	.02
Distributions:
Dividends from net investment income	(.19)	(.31)	(.04)
Net asset value, end of period	9.67	9.48	9.65
Total Return (%)	4.06[c]	1.46	.19[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.65[d]	.69	.95[d]
Ratio of net expenses to average net assets	.36[d]	.39	.40[d]
Ratio of net investment income to average net assets	3.60[d]	2.99	.58[d]
Portfolio Turnover Rate	17.84[c]	46.00	43.43
Net Assets, end of period ($ x 1,000)	50	49	50

a From May 6, 2022 (commencement of initial offering) to July 31, 2022.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Short Term Income Fund (the “fund”) is the sole series of BNY Mellon Investment Funds VII, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class D, Class I and Class Y. Class A shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class D shares are sold at net asset value per share generally to institutional investors and bear Shareholder Services Plan fees. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of January 31, 2024, MBC Investments Corporation, an indirect subsidiary of BNY Mellon, held 5,165 of Class A shares and all of the outstanding Class Y shares of the fund.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), forward foreign currency exchange contracts (“forward contracts”) and futures are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy. Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of January 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	-	22,195,447	-	22,195,447
Collateralized Loan Obligations	-	7,126,329	-	7,126,329
Commercial Mortgage-Backed	-	6,647,997	-	6,647,997
Corporate Bonds	-	51,642,236	-	51,642,236
Foreign Governmental	-	517,389	-	517,389
Investment Companies	4,382,689	-	-	4,382,689
Municipal Securities	-	70,816	-	70,816

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($) (continued)
Investments in Securities:† (continued)
U.S. Government Agencies Collateralized Mortgage Obligations	-	1,503,553	-	1,503,553
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	41,476	-	41,476
U.S. Government Agencies Mortgage-Backed	-	72,499	-	72,499
U.S. Treasury Securities	-	10,070,841	-	10,070,841
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	12,579	-	12,579
Futures††	401,554	-	-	401,554
Liabilities ($)
Other Financial Instruments:
Futures††	(66,662)	-	-	(66,662)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of January 31, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended January 31, 2024, BNY Mellon earned $1,684 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of January 31, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:

	Assets ($)		Liabilities ($)
Securities Lending	5,750,216		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	5,750,216		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(5,750,216)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Derivatives Risk: A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund’s use of derivatives may result in losses to the fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund’s other investments in the manner intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment, and involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk, credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued).

Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.

(f) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended January 31, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended July 31, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $13,972,252 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to July 31, 2023. The fund has $5,189,064 of short-term capital losses and $8,783,188 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2023 was as follows: ordinary income $3,306,474. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to September 27, 2023, the Citibank Credit Facility was $823.5 million with Tranche A available in an amount equal to $688.5 million and Tranche B available in an amount equal to $135 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended January 31, 2024, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .30% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from August 1, 2023 through December 1, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .40% of the value of the fund’s average daily net assets. On or after December 1, 2024, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $140,425 during the period ended January 31, 2024.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .15% of the value of the fund’s average daily net assets.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the average daily net assets of Class A shares and .20% of the value of the average daily net assets of Class D shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2024, Class A and Class D shares were charged $408 and $90,818 respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended January 31, 2024, the fund was charged $23,728 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $21,329.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended January 31, 2024, the fund was charged $6,586 pursuant to the custody agreement.

The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended January 31, 2024, the fund was charged $1,583 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended January 31, 2024, the fund was charged $10,445 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fee of $25,725, Shareholder Services Plan fees of $16,182 Custodian fees of $6,000, Chief Compliance Officer fees of $6,876 and Transfer Agent fees of $8,747, which are offset against an expense reimbursement currently in effect in the amount of $28,400.

(c) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, futures, forward contracts and swap agreements, during the period ended January 31, 2024, amounted to $16,576,295 and $20,364,278, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund’s derivative transactions are subject to a value-at-risk leverage limit and certain reporting and other requirements pursuant to a derivatives risk management program adopted by the fund.

Each type of derivative instrument that was held by the fund during the period ended January 31, 2024 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at January 31, 2024 are set forth in the Statement of Investments.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at January 31, 2024 are set forth in the Statement of Investments.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At January 31, 2024, there were no credit default swap agreements outstanding.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of January 31, 2024 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	401,554	[1]	Interest rate risk	(66,662)	[1]
Foreign exchange risk	12,579	[2]	Foreign exchange risk	-
Gross fair value of derivative contracts	414,133			(66,662)

Statement of Assets and Liabilities location:
[1]			Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
[2]			Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended January 31, 2024 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Forward Contracts	[2]	Swap Agreements	[3]	Total
Interest rate	(676,795)		-		-		(676,795)
Foreign exchange	-		122,181		-		122,181
Credit	-		-		(62,584)		(62,584)
Total	(676,795)		122,181		(62,584)		(617,198)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[4]	Forward Contracts	[5]	Swap Agreements	[6]	Total
Interest rate	762,706		-		-		762,706
Foreign exchange	-		(23,908)		-		(23,908)
Credit	-		-		62,851		62,851
Total	762,706		(23,908)		62,851		801,649

Statement of Operations location:
[1]	Net realized gain (loss) on futures.
[2]	Net realized gain (loss) on forward foreign currency exchange contracts.
[3]	Net realized gain (loss) on swap agreements.
[4]	Net change in unrealized appreciation (depreciation) on futures.
[5]	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[6]	Net change in unrealized appreciation (depreciation) on swap agreements.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At January 31, 2024, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	401,554	(66,662)
Forward contracts	12,579	-
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	414,133	(66,662)
Derivatives not subject to
Master Agreements	(401,554)	66,662
Total gross amount of assets
and liabilities subject to
Master Agreements	12,579	-

The following table presents derivative assets net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of January 31, 2024:

Counterparty	Gross Amount of Assets ($)	[1]	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)	Net Amount of Assets ($)
Goldman Sachs & Co. LLC	707		-	-	707
HSBC Securities (USA) Inc.	11,872		-	-	11,872
Total	12,579		-	-	12,579

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following table summarizes the average market value of derivatives outstanding during the period ended January 31, 2024:

Average Market Value ($)
Interest rate futures	31,539,059
Forward contracts	3,048,395

The following table summarizes the average notional value of swap agreements outstanding during the period ended January 31, 2024:

Average Notional Value ($)
Credit default swap agreements	1,724,951

At January 31, 2024, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $1,874,327, consisting of $1,798,572 gross unrealized appreciation and $3,672,899 gross unrealized depreciation.

At January 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

ADDITIONAL INFORMATION (Unaudited)

UPDATES TO SALES CHARGE REDUCTIONS AND WAIVERS AVAILABLE FROM CERTAIN FINANCIAL INTERMEDIARIES:

The availability of certain sales charge reductions and waivers will depend on whether you purchase fund shares directly from the fund or through a financial intermediary. Financial intermediaries may have different policies and procedures regarding the availability of front-end sales load reductions or waivers or CDSC waivers, which are described in the fund’s prospectus. In all instances, it is the investor’s responsibility to notify the fund or the investor’s financial intermediary at the time of purchase of any relationship or other facts qualifying the investor for sales charge reductions or waivers. For reductions or waivers not available through a particular financial intermediary, investors will have to purchase fund shares directly from the fund or through another financial intermediary to receive these reductions or waivers.

Edward Jones

Clients of Edward D. Jones & Co., L.P. (Edward Jones) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge reductions and waivers, which can differ from the sales charge reductions and waivers described elsewhere in the fund’s prospectus or the SAI or through another financial intermediary. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of BNY Mellon Family of Funds, or other facts qualifying the purchaser for sales charge reductions or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Front-end sales charge reductions on Class A shares purchased on the Edward Jones commission and fee-based platforms

Shareholders purchasing Class A shares of the fund on the Edward Jones commission and fee-based platforms can reduce their initial sales charge in the following ways:

• Transaction size breakpoints, as described in the fund’s prospectus.

• Rights of accumulation (ROA), which entitle shareholders to breakpoint discounts as described in the fund’s prospectus, will be calculated based on the aggregated holdings of shares of funds in the BNY Mellon Family of Funds (except certain money market funds and any assets held in group retirement plans) held by the purchaser or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”) and, if grouping assets as a shareholder, includes all share classes of such funds held on the Edward Jones platform and/or held on another platform. Shares of funds in the BNY Mellon Family of Funds may be included in the ROA calculation only if the shareholder notifies Edward Jones about such shares. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level. For purposes of determining the value of a shareholder’s aggregated holdings, eligible shares held will be valued at the higher of their cost minus redemptions or current market value.

• Letter of intent (LOI), which allows for breakpoint discounts as described in the fund’s prospectus, based on anticipated purchases of shares of funds in the BNY Mellon Family of Funds purchased over a 13-month period from the date Edward Jones receives the LOI. Eligible shares purchased pursuant to a LOI will be valued at the higher of their cost or current market value for purposes of determining the front-end sales charge and any breakpoint discounts with respect to such share purchases. Each purchase a shareholder makes pursuant to a LOI during the 13-month period will receive the front-end sales charge and breakpoint discount that applies to the total amount indicated in the LOI. Shares of funds in the BNY Mellon Family of Funds may be included in the LOI calculation only if the shareholder notifies Edward Jones about such shares at the time of calculation. Shares purchased before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid by the shareholder. The sales charge will be adjusted if the shareholder does not meet the goal indicated in the LOI. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Front-end sales charge waivers on Class A shares purchased on the Edward Jones commission and fee-based platforms

Shareholders purchasing Class A shares of the fund on the Edward Jones commission and fee-based platforms may purchase Class A shares at NAV without payment of a sales charge as follows:

• shares purchased by associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures)

• shares purchased in an Edward Jones fee-based program

• shares purchased through reinvestment of dividends and capital gains distributions of the fund

• shares purchased from the proceeds of redemptions of shares of a fund in the BNY Mellon Family of Funds, provided that (1) the repurchase occurs within 60 days following the redemption, and (2) the redemption and purchase are made in a share class that charges a front-end sales charge, subject to one of the following conditions being met:

o the redemption and repurchase occur in the same account

o the redemption proceeds are used to process an IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution,

ADDITIONAL INFORMATION (Unaudited) (continued)

and the repurchase is done in an account within the same Edward Jones grouping for ROA)

• shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any CDSC due, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the fund’s prospectus

• purchases of Class A shares for a 529 plan account through a rollover from either another education savings plan or a security used for qualified distributions

• purchases of Class A shares for a 529 plan account made for recontribution of refunded amounts

CDSC waivers on Class A shares purchased on the Edward Jones commission and fee-based platforms

The fund’s CDSC on Class A shares may be waived for shares purchased on the Edward Jones commission and fee-based platforms in the following cases:

• redemptions made upon the death or disability of the shareholder

• redemptions made through a systematic withdrawal plan, if such redemptions do not exceed 10% of the value of the account annually

• redemptions made in connection with a return of excess contributions from an IRA account

• redemptions made as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

• redemptions made to pay Edward Jones fees or costs, but only if the redemption is initiated by Edward Jones

• shares exchanged in an Edward Jones fee-based program

• shares acquired through a Right of Reinstatement (as defined above)

• shares redeemed at the discretion of Edward Jones for accounts not meeting Edward Jones’ minimum balance requirements described below

Other important information for clients of Edward Jones who purchase fund shares on the Edward Jones commission and fee-based platforms

Minimum Purchase Amounts

• Initial purchase minimum: $250

• Subsequent purchase minimum: none

Minimum Balances

• Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

o A fee-based account held on an Edward Jones platform

o A 529 account held on an Edward Jones platform

o An account with an active systematic investment plan or LOI

Exchanging Share Classes

• At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund. Edward Jones is responsible for any CDSC due, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the fund’s prospectus.

Merrill

Purchases or sales of front-end (i.e., Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account are eligible only for the following sales load waivers (front-end or CDSC) and discounts, which differ from those disclosed elsewhere in the fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation. Additional information on waivers or discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end sales charge waivers on Class A shares purchased through Merrill

Shareholders purchasing Class A shares of the fund through a Merrill platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:

• shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

• shares purchased through a Merrill investment advisory program

ADDITIONAL INFORMATION (Unaudited) (continued)

• brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account

• shares purchased through the Merrill Edge Self-Directed platform

• shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account

• shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

• shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

• shares purchased by eligible persons associated with the fund as defined in the fund’s prospectus (e.g., the fund’s officers or trustees)

• shares purchased from the proceeds of a mutual fund redemption in front-end load shares, provided (1) the repurchase is in a mutual fund within the same fund family, (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

CDSC waivers on Class A shares purchased through Merrill

Fund shares purchased through a Merrill platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI:

• shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))

• shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits, as described in the Merrill SLWD Supplement

• shares sold due to return of excess contributions from an IRA account

• shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

• front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund.

Front-end sales charge reductions on Class A shares purchased through Merrill

Shareholders purchasing Class A shares of the fund through a Merrill platform or account are eligible only for the following sales charge reductions (i.e., discounts), which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI. Such shareholders can reduce their initial sales charge in the following ways:

• Breakpoint discounts, as described in the fund’s prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement.

• Rights of accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household.

• Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement.

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on August 1-2, 2023, the Board considered the renewal of the Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Insight North America LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class D shares with the performance of a group of retail no-load short investment-grade debt funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional short investment-grade debt funds (the “Performance Universe”), all for various periods ended May 31, 2023, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all retail no-load short investment-grade debt funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods, except the one-year period when the fund’s total return performance was at the Performance Universe median. The Board also considered that the fund’s yield performance was below the Performance Group and the Performance Universe medians for five of the ten one-year periods ended May 31, 2023. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and/or Performance Universe during certain periods under review and considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe medians during such periods. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group and Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and slightly higher than the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until December 1, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions,

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

commitment fees on borrowings and extraordinary expenses) exceed .40% of the fund’s average daily net assets.

Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board considered the Adviser’s efforts to improve fund performance and agreed to closely monitor performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

For More Information

BNY Mellon Short Term Income Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Insight North America LLC
200 Park Avenue, 7th Floor

New York, NY 10166

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Class A:BYSAX Class D:DSTIX Class I:BYSIX Class Y:BYSYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2024 BNY Mellon Securities Corporation 0083SA0124

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds VII, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: March 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: March 21, 2024

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: March 21, 2024

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)